Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2022 MBbls Bcf MMBbls	Dec. 31, 2021 MMBbls Bcf	Dec. 31, 2020 MMBbls Bcf
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	643	483	613
Revisions of previous estimates	(72)	161	(92)
Extensions and discoveries	125	76	47
Improved recovery	(7)
Sale of minerals in place			(9)
Production for the year	(83)	(77)	(76)
Ending balance	606	643	483
Beginning balance	64	63	60
Revisions of previous estimates	1	(5)	8
Extensions and discoveries	27	19	9
Sale of minerals in place			(1)
Production for the year	(15)	(13)	(13)
Ending balance	77	64	63
Beginning balance | Bcf	2,447	2,110	2,241
Revisions of previous estimates | Bcf	(91)	347	136
Extensions and discoveries | Bcf	952	450	199
Improved recovery | Bcf	1
Sale of minerals in place | Bcf		0	(6)
Production for the year | Bcf	(483)	(460)	(460)
Ending balance | Bcf	2,826	2,447	2,110
Beginning balance	1,143	922	1,073
Revisions of previous estimates	(87)	216	(61)
Extensions and discoveries	322	176	92
Improved recovery | MBbls	(7)
Sale of minerals in place			(11)
Production for the year	(184)	(171)	(171)
Ending balance	1,187	1,143	922
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	322	229	301
Ending balance	262	322	229
Beginning balance	34	32	38
Ending balance	36	34	32
Beginning balance | Bcf	1,676	1,486	1,743
Ending balance | Bcf	1,637	1,676	1,486
Beginning balance	655	526	650
Ending balance	590	655	526
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	321	254	312
Ending balance	344	321	254
Beginning balance	30	31	22
Ending balance	41	30	31
Beginning balance | Bcf	771	624	498
Ending balance | Bcf	1,189	771	624
Beginning balance	488	396	423
Ending balance	597	488	396
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	643	483	613
Ending balance	606	643	483
Beginning balance	64	63	60
Ending balance	77	64	63
Beginning balance | Bcf	2,447	2,110	2,241
Ending balance | Bcf	2,826	2,447	2,110
Beginning balance	1,143	922	1,073
Ending balance	1,187	1,143	922
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	322	229	301
Ending balance	262	322	229
Beginning balance	34	32	38
Ending balance	36	34	32
Beginning balance | Bcf	1,676	1,486	1,743
Ending balance | Bcf	1,637	1,676	1,486
Beginning balance	655	526	650
Ending balance	590	655	526
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	321	254	312
Ending balance	344	321	254
Beginning balance	30	31	22
Ending balance	41	30	31
Beginning balance | Bcf	771	624	498
Ending balance | Bcf	1,189	771	624
Beginning balance	488	396	423
Ending balance	597	488	396
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	643	483	613
Revisions of previous estimates	(72)	161	(92)
Extensions and discoveries	125	76	47
Improved recovery	(7)
Sale of minerals in place			(9)
Production for the year	(83)	(77)	(76)
Ending balance	606	643	483
Beginning balance	64	63	60
Revisions of previous estimates	1	(5)	8
Extensions and discoveries	27	19	9
Sale of minerals in place			(1)
Production for the year	(15)	(13)	(13)
Ending balance	77	64	63
Beginning balance | Bcf	2,447	2,110	2,241
Revisions of previous estimates | Bcf	(91)	347	136
Extensions and discoveries | Bcf	952	450	199
Improved recovery | Bcf	1
Sale of minerals in place | Bcf		0	(6)
Production for the year | Bcf	(483)	(460)	(460)
Ending balance | Bcf	2,826	2,447	2,110
Beginning balance	1,143	922	1,073
Revisions of previous estimates	(87)	216	(61)
Extensions and discoveries	322	176	92
Improved recovery | MBbls	(7)
Sale of minerals in place			(11)
Production for the year	(184)	(171)	(171)
Ending balance	1,187	1,143	922
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	322	229	301
Ending balance	262	322	229
Beginning balance	34	32	38
Ending balance	36	34	32
Beginning balance | Bcf	1,676	1,486	1,743
Ending balance | Bcf	1,637	1,676	1,486
Beginning balance	655	526	650
Ending balance	590	655	526
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	321	254	312
Ending balance	344	321	254
Beginning balance	30	31	22
Ending balance	41	30	31
Beginning balance | Bcf	771	624	498
Ending balance | Bcf	1,189	771	624
Beginning balance	488	396	423
Ending balance	597	488	396
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	643	483	613
Ending balance	606	643	483
Beginning balance	64	63	60
Ending balance	77	64	63
Beginning balance | Bcf	2,447	2,110	2,241
Ending balance | Bcf	2,826	2,447	2,110
Beginning balance	1,143	922	1,073
Ending balance	1,187	1,143	922
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	322	229	301
Ending balance	262	322	229
Beginning balance	34	32	38
Ending balance	36	34	32
Beginning balance | Bcf	1,676	1,486	1,743
Ending balance | Bcf	1,637	1,676	1,486
Beginning balance	655	526	650
Ending balance	590	655	526
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	321	254	312
Ending balance	344	321	254
Beginning balance	30	31	22
Ending balance	41	30	31
Beginning balance | Bcf	771	624	498
Ending balance | Bcf	1,189	771	624
Beginning balance	488	396	423
Ending balance	597	488	396